ACCOUNTS RECEIVABLE (Details Narrative) - GNQ INSILICO INC [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Other receivables	$ 1,686,335		$ 3,314,235
Revenues	$ 250,000		1,235,000,000
Vendor Receivable [Member]
Restructuring Cost and Reserve [Line Items]
Other receivables			$ 29,120